Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 26,757	$ 145,669	$ 145,980
Prepaid expenses	60,750	48,319	76,350
Prepaid income tax	16,795	65,585
Total Current Assets	104,302	259,573	222,330
Cash and investments held in Trust Account	10,788,134	46,744,889	290,737,917
TOTAL ASSETS	10,892,436	47,004,462	290,960,247
Current liabilities
Accounts payable and accrued expenses	5,481,646	4,099,162	1,063,841
Income tax payable			383,410
Excise tax payable	2,472,591	2,472,591
Promissory note – related party	2,230,000	2,180,000
Forward purchase agreement liability	1,500,000	1,500,000
Convertible promissory notes – related party	2,780,000	2,620,000	1,500,000
Total Current Liabilities	14,464,237	12,871,753	2,947,251
Deferred underwriting fee payable	6,000,000	10,062,500	10,062,500
Warrant liabilities	4,072,500	1,810,000	110,000
Total Liabilities	24,536,737	24,744,253	13,119,751
Commitments and Contingencies
Stockholders’ Deficit
Preferred stock, value
Additional paid-in capital	410,772
Accumulated deficit	(24,843,926)	(24,485,399)	(12,477,730)
Total Stockholders’ Deficit	(24,432,435)	(24,484,680)	(12,477,011)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	10,892,436	47,004,462	290,960,247
Class A Common Stock
Current liabilities
Common stock subject to possible redemption, value	10,788,134	46,744,889	290,317,507
Stockholders’ Deficit
Common stock, value
Class B Common Stock
Stockholders’ Deficit
Common stock, value	$ 719	$ 719	$ 719